Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

	As of December 31,
(In $ millions)	2023	2022
Operating leases right-of-use assets	1.6	2.2
Current operating lease liabilities	0.5	0.5
Non-current operating lease liabilities	1.1	1.7

Components of Lease Cost
Components of lease expenses are comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2023	2022
Operating lease expense	12.5	7.9
Short-term operating lease expense	—	—
Total operating lease expense	12.5	7.9
Sublease income	—	0.3

Schedule of future minimum leases payments under non cancellable operating leases
The future minimum leases payments under the Company's non-cancellable operating leases as at December 31, 2023 are as follows:

(In $ millions)
2024	0.6
2025	0.6
2026	0.3
2027	0.3
2028	0.3
Thereafter	—
Total Minimum Lease Payments	2.1
Less: Imputed interest	(0.5)
Present value of operating liabilities	1.6